Offsets	Apr. 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Barfresh Food Group Inc.
Form or Filing Type	S-3
File Number	333-288765
Initial Filing Date	Jul. 18, 2025
Fee Offset Claimed	$ 2,395.43
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 48,000,450.00
Termination / Withdrawal Statement	(1) This filing was withdrawn July 31, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Barfresh Food Group Inc.
Form or Filing Type	S-3
File Number	333-288765
Filing Date	Jul. 18, 2025
Fee Paid with Fee Offset Source	$ 7,348.87